CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents (note 4)		$ 31,975,000	$ 49,125,000
Due from Sponsor		277,000	315,000
Total current assets		61,516,000	51,015,000
Total assets		69,295,000	60,394,000
Current liabilities
Total current liabilities		170,843,000	78,296,000
Convertible promissory note - related party		$ 1,500,000	0
Notes Payable, Noncurrent, Related Party [Extensible Enumeration]		Related Party [Member]
Total liabilities		$ 212,662,000	111,245,000
Redeemable shares	[1]		122,953,000
Shareholders' Deficit
Common shares, unlimited voting and non-voting shares authorized without par value, 13,324,608 shares issued and outstanding (2025 - 13,290,803) (note 15)		146,609,000	146,525,000	[1]
Additional paid-in capital		18,586,000	18,327,000
Accumulated deficit		(454,456,000)	(331,952,000)
Total shareholders' deficiency		(292,626,000)	(173,804,000)
Total liabilities, redeemable convertible preferred shares and shareholders' deficiency		69,295,000	60,394,000
Spring Valley Acquisition III
Current assets
Cash and cash equivalents (note 4)		1,889,472	749,812
Prepaid expenses		183,337	100,885
Total current assets		2,072,809	850,697
Long-term prepaid insurance		7,720	48,155
Investments held in Trust Account		236,690,350	232,809,646
Total assets		238,770,879	233,708,498
Current liabilities
Accrued offering costs		75,000	75,000
Accrued expenses		36,500	27,134
Advance from related party		$ 500	$ 500
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Convertible promissory note - related party		$ 1,500,000
Notes Payable, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Deferred Underwriting Fee		$ 9,200,000
Subscription agreement liability		21,975,641
Total current liabilities		$ 32,787,641	$ 102,634
Notes Payable, Noncurrent, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Deferred Underwriting Fee			$ 9,200,000
Total liabilities		$ 32,787,641	9,302,634
Commitments and Contingencies (Note 6)
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit		(30,604,029)	(8,264,067)
Total shareholders' deficiency		(30,603,262)	(8,263,300)
Total liabilities, redeemable convertible preferred shares and shareholders' deficiency		238,770,879	233,708,498
Class A ordinary shares subject to possible redemption | Spring Valley Acquisition III
Current liabilities
Redeemable shares		236,586,500	232,669,164
Shareholders' Deficit
Common shares, unlimited voting and non-voting shares authorized without par value, 13,324,608 shares issued and outstanding (2025 - 13,290,803) (note 15)		236,586,500	232,669,164
Class B common shares
Current liabilities
Redeemable shares		26,306,000
Class B common shares | Spring Valley Acquisition III
Shareholders' Deficit
Common shares, unlimited voting and non-voting shares authorized without par value, 13,324,608 shares issued and outstanding (2025 - 13,290,803) (note 15)		$ 767	$ 767

[1]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.